                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                                                             (THREADNEEDLE LOGO)

                     PROSPECTUS SUPPLEMENT -- JAN. 22, 2009*


FUND                            PROSPECTUS DATE   FORM #
--------------------------------------------------------------
RiverSource 120/20 Contrarian
  Equity Fund                   June 27, 2008     S-6519-99 C
RiverSource Absolute Return
  Currency and Income Fund      Dec. 30, 2008     S-6502-99 G
RiverSource Balanced Fund       Nov. 28, 2008     S-6326-99 AD
RiverSource California Tax-
  Exempt Fund                   Oct. 30, 2008     S-6328-99 AH
RiverSource Disciplined
  Equity Fund                   Sept. 29, 2008    S-6263-99 H
RiverSource Disciplined
  International Equity Fund     Dec. 30, 2008     S-6506-99 E
RiverSource Disciplined Large
  Cap Growth Fund               Nov. 28, 2008     S-6285-99 D
RiverSource Disciplined Large
  Cap Value Fund                Nov. 28, 2008     S-6523-99 C
RiverSource Disciplined Small
  and Mid Cap Equity Fund       Sept. 29, 2008    S-6505-99 E
RiverSource Disciplined Small
  Cap Value Fund                Sept. 29, 2008    S-6397-99 E
RiverSource Diversified Bond
  Fund                          Oct. 30, 2008     S-6495-99 AC
RiverSource Diversified
  Equity Income Fund            Nov. 28, 200      S-6475-99 AD
RiverSource Dividend
  Opportunity Fund              Aug. 29, 2008     S-6341-99 AD
RiverSource Emerging Markets
  Bond Fund                     Dec. 30, 2008     S-6398-99 E
RiverSource Equity Value Fund   May 30, 2008      S-6382-99 W
RiverSource Floating Rate
  Fund                          Sept. 29, 2008    S-6501-99 E
RiverSource Global Bond Fund    Dec. 30, 2008     S-6309-99 AE
RiverSource Global Technology
  Fund                          Dec. 30, 2008     S-6395-99 N
RiverSource Growth Fund         Sept. 29, 2008    S-6455-99 AD
RiverSource High Yield Bond
  Fund                          July 30, 2008     S-6370-99 AD
RiverSource Income Builder
  Basic Income Fund             March 31, 2008    S-6394-99 E
RiverSource Income Builder
  Enhanced Income Fund          March 31, 2008    S-6394-99 E
RiverSource Income Builder
  Moderate Income Fund          March 31, 2008    S-6394-99 E
RiverSource Income
  Opportunities Fund            Sept. 29, 2008    S-6266-99 H
RiverSource Inflation
  Protected Securities Fund     Sept. 29, 2008    S-6280-99 G
RiverSource Intermediate Tax-
  Exempt Fund                   Jan. 29, 2008     S-6355-99 T
RiverSource Large Cap Equity
  Fund                          Sept. 29, 2008    S-6244-99 J
RiverSource Large Cap Value
  Fund                          Sept. 29, 2008    S-6246-99 J
RiverSource Limited Duration
  Bond Fund                     Sept. 29, 2008    S-6265-99 H
RiverSource Mid Cap Growth
  Fund                          Jan. 29, 2008     S-6426-99 AD
RiverSource Mid Cap Value
  Fund                          Nov. 28, 2008     S-6241-99 K
RiverSource Minnesota Tax-
  Exempt Fund                   Oct. 30, 2008     S-6328-99 AH
RiverSource New York Tax-
  Exempt Fund                   Oct. 30, 2008     S-6328-99 AH
RiverSource Partners
  Aggressive Growth Fund        July 30, 2008     S-6260-99 J
RiverSource Partners
  Fundamental Value Fund        July 30, 2008     S-6236-99 L
RiverSource Partners
  International Select Growth
  Fund                          Dec. 30, 2008     S-6243-99 M
RiverSource Partners
  International Select Value
  Fund                          Dec. 30, 2008     S-6242-99 M
RiverSource Partners
  International Small Cap
  Fund                          Dec. 30, 2008     S-6258-99 K
RiverSource Partners Select
  Value Fund                    July 30, 2008     S-6240-99 K
RiverSource Partners Small
  Cap Equity Fund               July 30, 2008     S-6237-99 L
RiverSource Partners Small
  Cap Growth Fund               May 30, 2008      S-6301-99 L
RiverSource Partners Small
  Cap Value Fund                July 30, 2008     S-6239-99 L
RiverSource Portfolio Builder
  Aggressive Fund               March 31, 2008    S-6282-99 G
RiverSource Portfolio Builder
  Conservative Fund             March 31, 2008    S-6282-99 G
RiverSource Portfolio Builder
  Moderate Aggressive Fund      March 31, 2008    S-6282-99 G
RiverSource Portfolio Builder
  Moderate Conservative Fund    March 31, 2008    S-6282-99 G
RiverSource Portfolio Builder
  Moderate Fund                 March 31, 2008    S-6282-99 G
RiverSource Portfolio Builder
  Total Equity Fund             March 31, 2008    S-6282-99 G
RiverSource Precious Metals
  and Mining Fund               May 30, 2008      S-6142-99 AE
RiverSource Real Estate Fund    Aug. 29, 2008     S-6281-99 G
RiverSource Retirement Plus
  2010 Fund                     June 27, 2008     S-6507-99 E
RiverSource Retirement Plus
  2015 Fund                     June 27, 2008     S-6507-99 E
RiverSource Retirement Plus
  2020 Fund                     June 27, 2008     S-6507-99 E
RiverSource Retirement Plus
  2025 Fund                     June 27, 2008     S-6507-99 E
RiverSource Retirement Plus
  2030 Fund                     June 27, 2008     S-6507-99 E
RiverSource Retirement Plus
  2035 Fund                     June 27, 2008     S-6507-99 E
RiverSource Retirement Plus
  2040 Fund                     June 27, 2008     S-6507-99 E
RiverSource Retirement Plus
  2045 Fund                     June 27, 2008     S-6507-99 E
RiverSource Short Duration
  U.S. Government Fund          July 30, 2008     S-6042-99 AE
RiverSource Small Cap
  Advantage Fund                May 30, 2008      S-6427-99 N
RiverSource Small Company
  Index Fund                    March 31, 2008    S-6357-99 U
RiverSource Strategic
  Allocation Fund               Nov. 28, 2008     S-6141-99 AE
RiverSource Strategic Income
  Allocation Fund               Nov. 28, 2008     S-6287-99 D
RiverSource Tax-Exempt Bond
  Fund                          Jan. 29, 2008     S-6310-99 AE
RiverSource Tax-Exempt High
  Income Fund                   Jan. 29, 2008     S-6430-99 AE
RiverSource U.S. Government
  Mortgage Fund                 July 30, 2008     S-6245-99 K
Threadneedle Emerging Markets
  Fund                          Dec. 30, 2008     S-6354-99 V
Threadneedle European Equity
  Fund                          Dec. 30, 2008     S-6006-99 N
Threadneedle Global Equity
  Fund                          Dec. 30, 2008     S-6334-99 AG
Threadneedle Global Equity
  Income Fund                   Dec. 30, 2008     S-6334-99 AG
Threadneedle Global Extended
  Alpha Fund                    Dec. 30, 2008     S-6334-99 AG
Threadneedle International
  Opportunity Fund              Dec. 30, 2008     S-6140-99 AG



--------------------------------------------------------------------------------
S-6141-10 A (1/09)
* Valid until Dec. 30, 2009

Effective February 9, 2009, the section of prospectus "Initial Sales
Charge -- Waiver of the sales charge for Class A shares" is replaced with the following:

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:
     - current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.
     - current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.
     - registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.
     - portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.
     - partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.
     - direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.
     - purchases made:
       - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource complex of funds;
       - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or clears trades through a financial intermediary that has, a selling agreement with the distributor;
       - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;
       - through bank trust departments.
     - purchases made through "eligible employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:
       - have at least $1 million in plan assets at the time of investment;
       - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and
       - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charges for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website at riversource.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

S-6141-10 A (1/09)
* Valid until Dec. 30, 2009

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                                                             (THREADNEEDLE LOGO)

        STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- JAN. 22, 2009*


FUND                               SAI DATE        FORM #
------------------------------------------------------------
RiverSource 120/20 Contrarian
  Equity Fund                      Dec. 30, 2008   S-6500 AS
RiverSource Absolute Return
  Currency and Income Fund         Dec. 30, 2008   S-6500 AS
RiverSource Balanced Fund          Dec. 30, 2008   S-6500 AS
RiverSource California Tax-
  Exempt Fund                      Dec. 30, 2008   S-6500 AS
RiverSource Disciplined Equity
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Disciplined
  International Equity Fund        Dec. 30, 2008   S-6500 AS
RiverSource Disciplined Large
  Cap Growth Fund                  Dec. 30, 2008   S-6500 AS
RiverSource Disciplined Large
  Cap Value
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Disciplined Small
  and Mid Cap Equity Fund          Dec. 30, 2008   S-6500 AS
RiverSource Disciplined Small
  Cap Value
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Diversified Bond
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Diversified Equity
  Income Fund                      Dec. 30, 2008   S-6500 AS
RiverSource Dividend Opportunity
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Emerging Markets
  Bond Fund                        Dec. 30, 2008   S-6500 AS
RiverSource Equity Value Fund      Dec. 30, 2008   S-6500 AS
RiverSource Floating Rate Fund     Dec. 30, 2008   S-6500 AS
RiverSource Global Bond Fund       Dec. 30, 2008   S-6500 AS
RiverSource Global Technology
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Growth Fund            Dec. 30, 2008   S-6500 AS
RiverSource High Yield Bond Fund   Dec. 30, 2008   S-6500 AS
RiverSource Income Builder Basic
  Income Fund                      Dec. 30, 2008   S-6500 AS
RiverSource Income Builder
  Enhanced Income Fund             Dec. 30, 2008   S-6500 AS
RiverSource Income Builder
  Moderate Income Fund             Dec. 30, 2008   S-6500 AS
RiverSource Income Opportunities
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Inflation Protected
  Securities
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Intermediate Tax-
  Exempt Fund                      Dec. 30, 2008   S-6500 AS
RiverSource Large Cap Equity
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Large Cap Value Fund   Dec. 30, 2008   S-6500 AS
RiverSource Limited Duration
  Bond Fund                        Dec. 30, 2008   S-6500 AS
RiverSource Mid Cap Growth Fund    Dec. 30, 2008   S-6500 AS
RiverSource Mid Cap Value Fund     Dec. 30, 2008   S-6500 AS
RiverSource Minnesota Tax-Exempt
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource New York Tax-Exempt
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Partners Aggressive
  Growth
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Partners Fundamental
  Value Fund                       Dec. 30, 2008   S-6500 AS
RiverSource Partners
  International Select Growth
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Partners
  International Select Value
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Partners
  International Small Cap Fund     Dec. 30, 2008   S-6500 AS
RiverSource Partners Select
  Value Fund                       Dec. 30, 2008   S-6500 AS
RiverSource Partners Small Cap
  Equity Fund                      Dec. 30, 2008   S-6500 AS
RiverSource Partners Small Cap
  Growth
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Partners Small Cap
  Value Fund                       Dec. 30, 2008   S-6500 AS
RiverSource Portfolio Builder
  Aggressive
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Portfolio Builder
  Conservative Fund                Dec. 30, 2008   S-6500 AS
RiverSource Portfolio Builder
  Moderate Aggressive Fund         Dec. 30, 2008   S-6500 AS
RiverSource Portfolio Builder
  Moderate Conservative Fund       Dec. 30, 2008   S-6500 AS
RiverSource Portfolio Builder
  Moderate Fund                    Dec. 30, 2008   S-6500 AS
RiverSource Portfolio Builder
  Total Equity Fund                Dec. 30, 2008   S-6500 AS
RiverSource Precious Metals and
  Mining
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Real Estate Fund       Dec. 30, 2008   S-6500 AS
RiverSource Retirement Plus 2010
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Retirement Plus 2015
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Retirement Plus 2020
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Retirement Plus 2025
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Retirement Plus 2030
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Retirement Plus 2035
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Retirement Plus 2040
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Retirement Plus 2045
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Short Duration U.S.
  Government Fund                  Dec. 30, 2008   S-6500 AS
RiverSource Small Cap Advantage
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Small Company Index
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Strategic Allocation
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Strategic Income
  Allocation
  Fund                             Dec. 30, 2008   S-6500 AS
RiverSource Tax-Exempt Bond Fund   Dec. 30, 2008   S-6500 AS
RiverSource Tax-Exempt High
  Income Fund                      Dec. 30, 2008   S-6500 AS
RiverSource U.S. Government
  Mortgage
  Fund                             Dec. 30, 2008   S-6500 AS
Threadneedle Emerging Markets
  Fund                             Dec. 30, 2008   S-6500 AS
Threadneedle European Equity
  Fund                             Dec. 30, 2008   S-6500 AS
Threadneedle Global Equity Fund    Dec. 30, 2008   S-6500 AS
Threadneedle Global Equity
  Income Fund                      Dec. 30, 2008   S-6500 AS
Threadneedle Global Extended
  Alpha Fund                       Dec. 30, 2008   S-6500 AS
Threadneedle International
  Opportunity Fund                 Dec. 30, 2008   S-6500 AS




--------------------------------------------------------------------------------
S-6500-33 A (1/09)
* Valid until January 29, 2009

Effective February 9, 2009, the following is added to the Statement of Additional Information under the section "Investing in a Fund":

CLASS A SHARES

Class A shares may be sold at net asset value to certain persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public. If you are eligible to purchase Class A shares without a sales charge, you should inform your financial advisor, financial intermediary or the transfer agent of such eligibility and be prepared to provide proof thereof.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

     - Shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.
     - Participants of "eligible employee benefit plans" including 403(b) plans for which Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as broker-dealer, and the school district or group received a written proposal from Ameriprise Financial Services between November 1, 2007 and December 31, 2008 (each a Qualifying 403(b) Plan). In order for participants in one of these 403(b) plans to receive this waiver, at least one participant account of the 403(b) plan must have been funded at Ameriprise Financial Services prior to December 31, 2009. This waiver may be discontinued for any Qualifying 403(b) Plan, in the sole discretion of the distributor, after December 31, 2009.
     - To participants in retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into arrangements with the funds and/or the distributor specifically for such purchases.

S-6500-33 A (1/09)
* Valid until January 29, 2009